Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Provisions
Current liabilities	€ 1,024		€ 1,160
Non-current liabilities	1,474		1,242
Total Provisions	2,498	€ 2,317	2,402	€ 1,956
Asset retirement obligations
Provisions
Current liabilities	23		28
Non-current liabilities	927		729
Total Provisions	950	757	757	583
Legal and regulatory
Provisions
Current liabilities	292		274
Non-current liabilities	183		233
Total Provisions	475	507	507	522
Other
Provisions
Current liabilities	709		858
Non-current liabilities	364		280
Total Provisions	€ 1,073	€ 1,053	€ 1,138	€ 851